Fair Value Measurements (as restated, see Note 10)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements (as restated, see Note 10)

(3)    Fair Value Measurements (as restated, see Note 10)

The Fund’s Fair Valuation Procedures incorporate the principles found in Rule 2a-5 of the 1940 Act in conjunction with Topic 820 (“ASC 820”) of the Financial Accounting Standards Board (“FASB”). Rule 2a-5 was created to address valuation practices with respect to the investments of a registered investment company and the oversight role performed by the Board in the valuation process. The Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations.

ASC 820 was created to establish a framework for measuring fair value through the use of certain methods and inputs and shall be used by the Adviser in combination with the directives of Rule 2a-5 of the 1940 Act. ASC 820 defines fair value as the price of an asset that one would observe in an orderly purchase and sale transaction between market participants at a specific point in time. Data inputs used to perform a valuation are categorized as follows:

Readily Available (Level I) – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Limited Availability (Level II) – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Unavailable (Level III) – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal, should the committee feel the need to engage one.

Investments in publicly traded securities are generally carried at the closing price on the last trading day of the reporting period, while private investments are carried at fair value, estimated using applicable methodologies or are valued at their NAV as a practical expedient. In instances where a public or private real estate market transaction is not sufficiently similar to the investment being valued, alternative valuation methodologies shall be utilized. The determined fair value may be discounted even further on account of factors including but not limited to capital and risk structure, restrictions on resale, and ownership structure.

The Fund is registered under the 1940 Act. The Fund’s investments will be fair valued on a quarterly basis and the Fund will calculate its NAV as of the close of each business quarter. Fluctuations in an investment’s fair value may be caused by volatility in economic conditions, among other factors. Such fluctuations in the fair value are classified as unrealized gains or losses in the Fund’s statement of operations. Upon the disposition of an investment, the corresponding gain or loss is classified as realized and will also be noted in the statement of operations.

Private investments are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value, and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment if the Fund’s investment is withdrawn at the measurement date based on NAV.

Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices. In conjunction with input from the independent third-party valuation agent, the Adviser, as the Valuation Designee, shall value each Level III Investment on a quarterly basis.

The methods commonly used to develop indications of value for an asset are the Income, Market, and Cost Approaches. Each valuation technique is detailed in ASC 820.

The Income Approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes-Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques.

The Market Approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). For example, valuation techniques consistent with the market approach often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering factors specific to the measurement (qualitative and quantitative).

The Cost Approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). From the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. Obsolescence encompasses physical deterioration, functional (technological) obsolescence, and economic (external) obsolescence and is broader than depreciation for financial reporting purposes (an allocation of historical cost) or tax purposes (based on specified service lives).

At various times, the Fund invests in SPVs and similar structures to gain exposure to securities of a single private issuer. The SPVs may hold forward contracts that represent the right to acquire common shares, common stock, preferred stock, profit participation units, an underlying SPV, or other investments. A third-party valuation agent will be engaged to determine fair market value of the SPVs taking the following into account: SPV financial statements, observed market indications, carry, fees, parity of SPV shares to underlying investment shares, forward contract credit risk, value of underlying investment(s) held by SPVs, and other relevant factors. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will be taken into consideration on the impact of the fair value of the SPV.

SPV Investments are categorized as Level 3 in the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized as Level 3 in the fair value hierarchy. The Fund follows the guidance in GAAP that allows, as a practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such SPVs may provide an updated NAV or its equivalent on a quarterly basis. The Fund’s Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of December 31, 2023:

Assets

Investment	Level 1	Level 2	Level 3	Practical Expedient	Total
Common Stocks	$1,036,928	$—	$9,013,011	$—	$10,049,939
Convertible Notes	—	—	2,450,000	—	2,450,000
Preferred Stocks	—	—	7,504,643	—	7,504,643
Special Purpose Vehicles	—	—	28,219,957	149,265	28,369,222
Money Market	4,833,833	—	—	—	4,833,833
Total	$5,870,761	$—	$47,187,611	$149,265	$53,207,637

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

Investment	Balance as of December 31, 2022	Purchase of Investments	Proceeds from Sale of Investments	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Note Converted to Stock	Transfers out of Level 3 (a)	Balance as of December 31, 2023
Common Stocks	$13,901,019	$29,944	$—	$—	$(3,881,024)	$—	$(1,036,928)	$9,013,011
Convertible Notes	5,634,867	—	—	—	450,000	(3,634,867)	—	2,450,000
Preferred Stocks	4,207,367	1,589,684	—	—	(1,927,275)	3,634,867	—	7,504,643
Special Purpose Vehicles	25,860,855	2,010,008	—	—	498,359	—	(149,265)	28,219,957
Total	$49,604,108	$3,629,636	$—	$—	$(4,859,940)	$—	$(1,186,193)	$47,187,611

(a)	Level 3 transfers are done using fair market value as of December 31, 2023.

Liabilities

	Balance as of December 31, 2022	Issuance of Liabilities	Conversion of SAFE Notes to Common Stock	Net Realized Gain (Loss) on Conversion of Liabilities	Net Change in Unrealized Appreciation (Depreciation) on Liabilities	Balance as of December 31, 2023
Warrants (see Note 4)	$(3,571,824)	$—	$—	$—	$3,571,824	$—
Total	$(3,571,824)	$—	$—	$—	$3,571,824	$—

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2023:

Level 3 Investments	Fair Value as of December 31, 2023	Valuation Technique	Unobservable Input	Ranges of Inputs/ (Average)
Assets
Common Stocks	$9,013,011	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$15.00-$19.05
		Market Approach	Volume Weighted Average Price	$4.50-$5.25/($5.10)
		Market Approach	Indicative Broker Quotes	$3.50 - $300.00/($151.75)
Convertible Notes	$2,450,000	Market Approach	Probability weighted financing round	75%
Preferred Stocks	$7,504,643	Cost Approach	Acquisition Price	N/A
		Market Approach	Indicative Broker Quotes	$250.00-$300.00/($275.00)
		Market Approach	Volume Weighted Average Price	$4.50 - $5.25/($5.10)
		Market Approach	Recent Transaction Price	N/A
Special Purpose Vehicles	$28,219,957	Market Approach	Indicative Broker Quotes	$185.00
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$93.66
		Market Approach	Volume Weighted Average Price	$4.50-$475.00/($51.18)
		Cost Approach	Acquisition Price	N/A
Total	$47,187,611